Shareholders' Equity	6 Months Ended
Sep. 30, 2023
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Shareholders' Equity
11	SHAREHOLDERS’ EQUITY
Common Stock
The number of issued shares of common stock and common stock held by the Company at September 30, 2023 and March 31, 2023 was as follows:

	At September 30, 2023	At March 31, 2023
Shares outstanding	1,337,529,084	1,374,691,194
Shares in treasury	3,455,590	30,070,650
The total number of authorized shares of common stock was 3,000 million at September 30, 2023 and March 31, 2023 with no stated value.
On November
14, 2022
, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares.

The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 61,000,000 shares of its common stock and (ii) an aggregate of ¥200 billion between November 15, 2022 and May 31, 2023. On May 31, 2023, the Company completed the repurchase pursuant to the resolution, acquiring 37,640,000 shares of its common stock for ¥200 billion in aggregate. The Company cancelled all the repurchased shares on June 20, 2023.
On November 14, 2023, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 26,000,000 shares of its common stock and (ii) an aggregate of ¥150 billion between November 15, 2023 and March 31, 2024. During November 2023, the Company entered into contracts to repurchase 3,568,800 shares of common stock for ¥26 billion in aggregate.
Preferred Stock
The following table shows the number of shares of preferred stock at September 30, 2023 and March 31, 2023.

	At September 30, 2023		At March 31, 2023
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—